Expense Example (Lifestyle Growth Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Lifestyle Growth Trust
Expense Example:
Year 1	$ 84
Year 3	262
Year 5	455
Year 10	1,014
Series II, Lifestyle Growth Trust
Expense Example:
Year 1	104
Year 3	325
Year 5	563
Year 10	1,248
Series NAV, Lifestyle Growth Trust
Expense Example:
Year 1	79
Year 3	246
Year 5	428
Year 10	$ 954